Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended	19 Months Ended	25 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012	Nov. 30, 2011	May 31, 2011	May 31, 2012	May 31, 2012	Nov. 30, 2012
Summary of Significant Accounting Policies (Textual)
Depreciation expense			$ 339	$ 339	$ 311	$ 678	$ 989	$ 1,328
Shipping and handling costs	0	0	0	0	574	0	574	574
Computer equipment, estimated useful lives			Three years			Three years
Advertising and marketing costs are expensed		$ 0		$ 0	$ 423	$ 221	$ 423	$ 664
Dilutive financial instruments issued							0	0
Dilutive financial instruments outstanding							0	0